24) Bonds and securities at amortized cost (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Bonds And Securities At Amortized Cost Details Text [Abstract]
Financial instruments pledged as collateral, classified as financial assets at amortized cost	R$ 38,224,516	R$ 47,129,734